Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 26.1
2027	27.6
2028	29.6
2029	31.5
2030	303.6
Thereafter	282.2
Total	$ 700.6	$ 727.9